Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net earnings	$ 53,020	$ 49,426	$ 38,492
Other comprehensive earnings (losses):
Unrealized gains (losses) on available-for-sale securities	(142,573)	(18,223)	9,645
Reclassification adjustment for net losses (gains) included in net earnings	1,620	(28)	(882)
Tax effect	36,838	4,771	(2,291)
Other comprehensive earnings (losses)	(104,115)	(13,480)	6,472
Comprehensive earnings (losses)	(51,095)	35,946	44,964
Comprehensive losses attributable to noncontrolling interest	22	0	0
Comprehensive earnings (losses) attributable to Wilson Bank Holding Company	$ (51,073)	$ 35,946	$ 44,964